Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent events
22.	Subsequent events

On January 5, 2018, the Company completed a private placement of 1,000,000 common shares at a price of $0.85 per share for gross proceeds of $850,000. The Company incurred share issue costs of $85,000 relating to this private placement.

On January 5, 2018 the Company granted stock options to acquire 835,000 common shares of the Company at an exercise price of USD 4.80 per share for a period of 7 years. The options vest over a period of 4 years.

On January 5, 2018, the Company completed a private placement of 400,000 units at a price of USD $4.20 per unit for gross proceeds of USD $1,680,000 (CAD $2,092,456). Each unit consists of one common share and one non-transferable common share purchase warrant with each warrant entitling the subscriber to acquire one additional share at a price of USD $8.40 per warrant share until January 21, 2019. The Company incurred share issue costs of USD $201,600 (CAD $248,874) relating to this private placement.

On January 28, 2018 the promissory note for $1,500,000 relating to the acquisition of Intermeccanica (Note 7) was paid in full.

On January 29 2018, the Company completed a private placement of 114,274 common shares at a price of $5.18 per unit for gross proceeds of $591,941. On January 29, 2018, the Company issued 4,571 common shares at a price of $5.18 per share for third party finder’s fees relating to this private placement. Additionally, the Company paid third party finder’s fees of $35,516 relating to this private placement.

On February 19, 2018 the Company issued 12,395 common shares pursuant the exercise of stock options at $1 per share for proceeds of $12,395.